The provisions for income taxes (benefits) are summarized as follows (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Current	$ 8,645	$ 140,531
Deferred	(26,121)	32,268
Effective tax (benefit)	$ (17,476)	$ 172,799